THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF DECEMBER 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.8%
	Shares	Value
Communication Services — 14.9%
Alphabet, Cl A	5,476	$1,036,607
Alphabet, Cl C	4,886	930,490
Electronic Arts	2,586	378,332
Meta Platforms, Cl A	2,666	1,560,970
Netflix *	1,136	1,012,539
Omnicom Group	5,829	501,527
Walt Disney	5,489	611,200
		6,031,665
Consumer Discretionary — 7.4%
BorgWarner	17,994	572,029
CarMax *	6,056	495,138
Ralph Lauren, Cl A	1,860	429,623
Ross Stores	4,099	620,056
Tapestry	6,838	446,726
Ulta Beauty *	992	431,451
		2,995,023
Consumer Staples — 7.6%
Colgate-Palmolive	6,741	612,824
Costco Wholesale	1,808	1,656,616
Hormel Foods	12,726	399,215
Kimberly-Clark	3,212	420,900
		3,089,555
Financials — 9.2%
Everest Group	2,319	840,545
Loews	21,286	1,802,711
Moody's	1,487	703,901
MSCI, Cl A	661	396,607
		3,743,764
Health Care — 6.2%
Agilent Technologies	2,984	400,871
Danaher	2,241	514,421
Henry Schein *	5,458	377,694
Stryker	3,363	1,210,848
		2,503,834
Industrials — 9.7%
Automatic Data Processing	3,519	1,030,117
Nordson	3,670	767,911
Paychex	3,723	522,039

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF DECEMBER 31, 2024 (UNAUDITED)

COMMON STOCK** — continued
	Shares	Value
Industrials — continued
Veralto	6,955	$708,367
Xylem	7,814	906,580
		3,935,014
Information Technology — 38.4%
Adobe *	886	393,986
Advanced Micro Devices *	6,439	777,767
Amphenol, Cl A	17,139	1,190,304
Apple	8,479	2,123,311
Arista Networks *	5,901	652,238
Autodesk *	1,359	401,680
Cadence Design Systems *	1,364	409,827
CDW	2,362	411,082
Gartner *	1,022	495,128
International Business Machines	4,526	994,951
KLA	1,626	1,024,575
Lam Research	11,126	803,631
Microsoft	4,676	1,970,934
NVIDIA	15,307	2,055,577
Salesforce	2,055	687,048
ServiceNow *	732	776,008
Synopsys *	822	398,966
		15,567,013
Materials — 1.7%
Avery Dennison	3,722	696,498

Real Estate — 4.7%
American Tower, Cl A ‡	3,719	682,102
Kimco Realty ‡	51,507	1,206,809
		1,888,911
Total Common Stock
(Cost $34,623,913)		40,451,277

Total Investments - 99.8%
(Cost $34,623,913)		$40,451,277

Percentages are based on Net Assets of $40,550,764.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF DECEMBER 31, 2024 (UNAUDITED)

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡	Real Estate Investment Trust.

Cl — Class

MSCI — Morgan Stanley Capital International

RAM-QH-001-0900